Note 7 - Accounting Policies and New Standards Adopted (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of standards and interpretations that are issued, but not yet effective [text block]
	Original IAS 18	Carrying amount New IFRS 15
Current assets
Customer acquisition costs	$31,852	$43,152
Non-current financial assets
Customer acquisition costs	$17,101	$34,162

Disclosure of the effect of the adoption of IFRS 15 on interim condensed consolidated statements of financial position [text block]
	As at March 31, 2019 (reported)	Balances without adoption of IFRS 15	Effect of change higher
Current assets
Customer acquisition costs	$75,707	$31,865	$43,842
Non-current financial assets
Customer acquisition costs	$46,416	$17,830	$28,586

Disclosure of the movement from the effect of the adoption of IFRS 15 [text block]
	Current assets	Non-current assets
Opening balance	$41,704	$34,106
Capitalization	98,483	39,552
Amortization	(64,480)	(27,242)
Closing balance	$75,707	$46,416

Disclosure of the effect of the adoption of IFRS 15 on interim condensed consolidated statements of comprehensive income (loss) [text block]
	For the year ended Mar. 31, 2019 (reported)	Balances without adoption of IFRS 15	Effect of change higher (lower)
Sales	$3,812,470	$3,812,470	$-
Cost of sales	3,100,255	3,100,255	-
Gross margin	712,215	712,215	-
Expenses
Administrative	206,820	206,820	-
Selling and marketing	232,030	264,558	(32,528)
Other operating expenses	115,016	115,016	-
Restructuring costs	16,078	16,078	-
	569,944	602,472	(32,528)
Operating profit before the following	142,271	109,743	32,528
Finance costs	(88,072)	(88,072)	-
Change in fair value of derivative instruments and other	(153,226)	(153,226)	-
Other income -net	1,365	1,365	-
Loss before income taxes	(97,662)	(130,190)	32,528
Provision for income taxes	2,829	2,829	-
Profit (loss) from continuing operations	(100,491)	(133,019)	32,528
Loss from discontinued operations	(22,379)	(22,379)	-
Loss for the period	$(122,870)	$(155,398)	$32,528
Attributable to:
Shareholders of Just Energy	$(122,678)	$(155,206)	$32,528
Non-controlling interest	(192)	(192)	-
Loss for the period	$(122,870)	$(155,398)	$32,528
Loss per share available to shareholders
Basic	$(0.73)	$(1.26)	$0.53
Diluted	$(0.73)	$(1.26)	$0.53

Disclosure of transaction price allocated to remaining performance obligations [text block]
	April 1, 2019 to March 31, 2020	April 1, 2020 to March 31, 2021	April 1, 2021 to March 31, 2022	Years thereafter	Total
Gas and electricity flat-bill contracts	$29,122	$22,564	$12,998	$10,952	$75,636

Disclosure of financial assets to which overlay approach is applied [text block]
	Impairment allowance under IAS 39 as at March 31, 2018	Remeasurement	Lifetime expected credit loss under IFRS 9 as at April 1, 2018
Trade and other receivables	$60,121	$11,237	$71,358
Unbilled revenue	$-	$12,399	$12,399